Provisions	6 Months Ended
Jun. 30, 2024
Disclosure of other provisions [abstract]
Provisions	22. PROVISIONS

	Customer remediation	Litigation and other regulatory	Regulatory levies and fees	Bank Levy	Property	ECL on undrawn facilities and guarantees	Restructuring	Other	Total

	£m	£m	£m	£m	£m	£m	£m	£m	£m
At 1 January 2024	106	132	—	3	47	78	32	7	405
Additional provisions (See Note 4)	6	4	42	—	—	20	13	83	168
Provisions released (See Note 4)	—	(4)	—	—	(1)	—	—	—	(5)
Utilisation and other	(39)	(28)	(1)	(3)	(13)	—	(27)	(76)	(187)
At 30 June 2024	73	104	41	—	33	98	18	14	381
Net provisions of £6m were recognised in H124 for customer remediations, relating to our mortgage book. The provisions remain subject to change as additional data becomes available and remediation boundaries are finalised.
Litigation and other regulatory provisions principally comprised amounts in respect of litigation and other regulatory charges, operational loss and operational risk provisions, and related expenses. A number of uncertainties exist with respect to these provisions given the uncertainties inherent in litigation and other regulatory matters, that affect the amount and timing of any potential outflows with respect to which provisions have been established. These provisions are reviewed at least quarterly.
In H124 there were charges of £4m for legal provisions. The balance also includes an amount in respect of our best estimate of liability relating to legal dispute regarding allocation of responsibility for a specific PPI portfolio of complaints, further described in Note 24. No further information on the best estimate is provided on the basis that it would be seriously prejudicial.
Regulatory levies and fees are payable to regulatory bodies such as the FCA, PRA and Bank of England in the ordinary course of business. In H124 there were charges of £37m relating to the new Bank of England levy.
In H124, other provisions included charges for operational risk provisions of £71m (H123: £87m), including fraud losses of £54m (H123: £75m).